SCHEDULE OF STATUTORY FEDERAL INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory blended income tax rates	(21.00%)	(21.00%)
State statutory income tax rate, net of federal benefit	(5.00%)	(5.00%)
Permanent differences	7.60%	0.10%
True-ups and other		(0.30%)
Change in valuation allowance	18.40%	26.20%
Effective tax rate